Borrowings - Additional Information (Details)				6 Months Ended
	May 02, 2024 USD ($) instrument $ / shares shares	Apr. 23, 2024 USD ($)	Apr. 23, 2024 CHF (SFr)	Jun. 30, 2024 USD ($)	Apr. 23, 2024 CHF (SFr)
Disclosure Of Detailed Information About Borrowings [Line Items]
Number of business days to file required registration statement under warrant certificate	30 days
Number of separate financial instrument | instrument	2
Warrant obligation:
Disclosure Of Detailed Information About Borrowings [Line Items]
Initial fair value of liability	$ 700,000
Perceptive Credit Holdings IV, LP | Ordinary Shares
Disclosure Of Detailed Information About Borrowings [Line Items]
Number of shares available to purchase under warrant certificate (in shares) | shares	400,000
Price per share of shares available to purchase under warrant certificate (in dollars per share) | $ / shares	$ 4.9992
Perceptive Credit Holdings IV, LP | Ordinary Shares | Warrant Rights, Tranche One
Disclosure Of Detailed Information About Borrowings [Line Items]
Number of shares available to purchase under warrant certificate (in shares) | shares	200,000
Perceptive Credit Holdings IV, LP | Ordinary Shares | Warrant Rights, Tranche Two
Disclosure Of Detailed Information About Borrowings [Line Items]
Number of shares available to purchase under warrant certificate (in shares) | shares	200,000
Perceptive Credit Agreement
Disclosure Of Detailed Information About Borrowings [Line Items]
Credit agreement borrowing capacity	$ 50,000,000
Number of business days for right to reinvest certain proceeds in assets	180 days
Minimum amount of qualified cash required to be maintained under customary covenants	$ 3,000,000
Draw down of term loans	15,000,000			$ 15,000,000
Borrowings amount	13,300,000			13,274,000
Transaction costs associated with loan	$ 1,100,000			1,070,000
Credit agreement maturity	5 years
Exercise period of purchase rights on warrant certificate	10 years
Perceptive Credit Agreement | Gross Carrying Amount
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings amount				0
Perceptive Credit Agreement | Term SOFR
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest rate adjustment	9.25%
Perceptive Credit Agreement | Term SOFR upon event default
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest rate adjustment	6.25%
Tranche A
Disclosure Of Detailed Information About Borrowings [Line Items]
Credit agreement borrowing capacity	$ 15,000,000
Draw down of term loans	15,000,000
Borrowings amount	$ 15,000,000
Interest rate	15.20%
Tranche B
Disclosure Of Detailed Information About Borrowings [Line Items]
Credit agreement borrowing capacity	$ 35,000,000
Existing Credit Agreement | Credit Suisse SA
Disclosure Of Detailed Information About Borrowings [Line Items]
Termination of existing borrowings		$ 5,500,000	SFr 5,000,000
New Credit Agreement | Credit Suisse SA
Disclosure Of Detailed Information About Borrowings [Line Items]
Credit agreement borrowing capacity		$ 100,000			SFr 100,000
Borrowings amount				$ 0